Goodwill and other intangible assets - Summary of Goodwill and Brands to CGUs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysed as:
Goodwill	$ 335
Brands	590
Americas
Analysed as:
Goodwill	132
Brands	139
Americas | Increase (decrease) due to voluntary changes in accounting policy
Changes in intangible assets and goodwill [abstract]
Allocation adjustments	(173)	$ (134)
EMEAA
Analysed as:
Goodwill	195
Brands	380
EMEAA | Increase (decrease) due to voluntary changes in accounting policy
Changes in intangible assets and goodwill [abstract]
Allocation adjustments	124	80
Greater China
Analysed as:
Goodwill	8
Brands	71
Greater China | Increase (decrease) due to voluntary changes in accounting policy
Changes in intangible assets and goodwill [abstract]
Allocation adjustments	49	54
Cash-generating units
Changes in intangible assets and goodwill [abstract]
Beginning balance	770	775
Additions	136
Allocation adjustments	0	0
Exchange and other adjustments	19	(5)
Ending balance	925	770
Cash-generating units | Americas
Changes in intangible assets and goodwill [abstract]
Beginning balance	285	282
Additions	0
Allocation adjustments	(14)	3
Exchange and other adjustments	0	0
Ending balance	271	285
Cash-generating units | EMEAA
Changes in intangible assets and goodwill [abstract]
Beginning balance	407	415
Additions	136
Allocation adjustments	13	(3)
Exchange and other adjustments	19	(5)
Ending balance	575	407
Cash-generating units | Greater China
Changes in intangible assets and goodwill [abstract]
Beginning balance	78	78
Additions	0
Allocation adjustments	1	0
Exchange and other adjustments	0	0
Ending balance	$ 79	$ 78